Mar. 01, 2021
TCW New America Premier Equities Fund
TCW New America Premier Equities Fund
Investment Objective
The Fund’s investment objective is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees (Fees paid directly from your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.08% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund intends to achieve its objective by investing primarily in a portfolio of companies the portfolio manager believes are enduring, cash generating businesses whose leaders prudently manage their environmental, social, and financial resources and whose shares are attractively valued relative to the free cash flow generated by the businesses. Equity securities include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges in the U.S., including NASDAQ; American Depository Receipts (ADRs); and other securities with equity characteristics. The Fund typically invests a portion of its assets in securities or other financial instruments issued by companies in the financial services sector, including, without limitation, the banking, brokerage and insurance industries. For purposes of the Fund’s investment strategy, a U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S. or has at least 50% of its assets situated in the U.S. Although the Fund emphasizes investments in equity securities of large capitalization companies, it may invest in the equity securities of companies of any size. In managing the Fund’s investments, the portfolio manager seeks to invest in what he considers to be attractively valued equity securities of cash generating businesses with prudently managed environmental, social, and financial resources. Fundamental research is used to identify these companies. The portfolio manager uses both qualitative and quantitative screening criteria to supplement the fundamental research. The portfolio manager’s screening focuses on companies whose shares are trading at prices the portfolio manager believes are below their intrinsic values. Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. The principal risks affecting the Fund that can cause a decline in value are: • equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions. • market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. • public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. • price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down. • growth investing risk: the risk of investing in growth stocks, which may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. The growth investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Growth-oriented funds typically underperform when value investing is in favor. • value investing risk: the risk of investing in undervalued stocks, which may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. The value investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Value-oriented funds typically underperform when growth investing is in favor. • issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services. • liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time. • frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund. • information technology sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the information technology sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the information technology sector may be affected by the overall economic conditions as well as by factors particular to the information technology sector, including intense competition, short product cycle, rapid product obsolescence, possible loss or impairment of intellectual property rights, and changes in government regulations. • life sciences sector risk: the risk that the Fund may be susceptible to the risks of the life sciences sector, which is heavily influenced by technology, government funding, government regulation, efforts by governments, healthcare providers and health plans to reduce costs, changing consumer demographics and intellectual property rights, among other factors. Life sciences companies may be highly volatile and their products and services may experience rapid obsolescence due to a number of factors. The success of such companies may depend upon a relatively small number of products or services with long development cycles and large capital requirements that have a high chance of failure. In addition, changes in patent protection, shifting government regulations or regulatory attitudes, patent infringement or medical litigation may adversely affect the value of such companies. • industrials sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the industrials sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the industrials sector may be affected by the overall economic conditions as well as by factors particular to the industrial sector, including changes in the supply of and demand for products and services, changes in consumer sentiment and spending, product obsolescence, changes in commodity prices, depletion of resources, claims for environmental damages or product liability, import controls, and competition. • portfolio management risk: the risk that an investment strategy may fail to produce the intended results. • securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities. • financial services sector risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the financial services sector and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying sectors. Companies in the financial services sector may be affected by the overall economic conditions as well as by factors particular to the financial services sector, including changes in government regulations, changes in interest rates, availability of capital and cost to borrow, credit rating downgrades, and decreased liquidity in the credit market. Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Calendar Year Total Returns For Class I Shares
Highest/Lowest quarterly results during this period were:Highest 21.56% (quarter ended 6/30/2020) Lowest -16.60% (quarter ended 3/31/2020)
Average Annual Total Returns (For the period ended December 31, 2020)
After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares, and after-tax returns for the other class of shares will vary.